Trade and other payables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

	At 31 December
(in USD million)	2024	2023

Trade payables	6,838	5,317
Payables due to participation in joint operations and similar arrangements	1,813	2,283
Payables to equity accounted companies and other related parties	1,593	1,242
Accrued trade expenses and other payables	866	715

Trade and other payables	11,110	9,556
With effect from 2024, and to provide additional
information to enhance the users understanding of
the composition of current liabilities, the balance
sheet line-item Trade, other payables and provisions
has been disaggregated into Provisions and other
liabilities (see note 23) and Trade and other payables
detailed in the table above.
For information regarding currency sensitivities, see
note 4 Financial risk and capital management. For
further information on payables to equity accounted
companies and other related parties, see note 27
Related parties.